Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
17.	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Group leases facilities in the PRC under non-cancelable operating leases expiring on different dates. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases.

The Group’s lease agreements are entered into with third parties and usually have a renewal option with an advance notice period of one to twelve months, and no restrictions or contingent rents. For lease agreements with escalated rental payments, they are recognized on a straight-line basis over the lease term.

Total office rental expenses under all operating leases were RMB85,527, RMB106,740 and RMB134,634 (US$19,582) for the years ended December 31, 2016, 2017 and 2018, respectively. Future minimum payments under non-cancelable operating leases for office rental consist of the following as of December 31, 2018:

	RMB	US$
2019	184,414	26,822
2020	76,714	11,158
2021	63,130	9,182
2022	52,067	7,573
2023 and thereafter	65,662	9,549
	441,987	64,284

Future minimum payments under non-cancelable operating leases for internet data center facilities and future minimum commitments for bandwidth usage consist of the following as of December 31, 2018:

	RMB	US$
2019	596,473	86,753
2020	58,279	8,476
2021	36,658	5,333
2022	25,770	3,748
2023 and thereafter	25,770	3,748
	742,950	108,058

Commitments for Licensed Copyrights and Produced Content

Future minimum payments under non-cancelable agreements for licensed copyrights and produced content consist of the following as of December 31, 2018:

	RMB	US$
2019	8,833,819	1,284,826
2020	6,977,406	1,014,822
2021	4,791,960	696,962
2022	979,546	142,469
2023 and thereafter	1,993,291	289,911
	23,576,022	3,428,990

Capital commitment

The Group has commitments for the purchase of fixed assets of RMB101,626 (US$14,781) at December 31, 2018, which are scheduled to be paid within one year.

Litigation, claims and assessments

The Group is involved in a number of claims pending in various courts, in arbitration, or otherwise unresolved as of December 31, 2018. These claims are substantially related to alleged copyright infringement as well as routine and incidental matters to its business, among others. Adverse results in these claims may include awards of damages and may also result in, or even compel, a change in the Group’s business practices, which could impact the Group’s future financial results. The Group has accrued RMB19,067 (US$2,773) in “Accrued expenses and other liabilities” in the consolidated balance sheet as of December 31, 2018 and recognized losses of RMB16,259 (US$2,365) for the year ended December 31, 2018.

The Group is unable to estimate the reasonably possible loss or a range of reasonably possible losses for proceedings in the early stages or where there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. Although the results of unsettled litigations and claims cannot be predicted with certainty, the Group does not believe that, as of December 31, 2018, there was at least a reasonable possibility that the Group may have incurred a material loss, or a material loss in excess of the accrued expenses, with respect to such loss contingencies. The losses accrued include judgments made by the court and out-of-court settlements after December 31, 2018, but related to cases arising on or before December 31, 2018. The Group is in the process of appealing certain judgments for which losses have been accrued.